Accumulated Other Comprehensive Income (Loss) (Before Tax And Net Of Tax Changes In Each Component Of Accumulated OCI) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains (losses) on investment securities	¥ 352,629		¥ (240,798)
Reclassification adjustment for losses (gains) on investment securities included in net income (loss) before attribution of noncontrolling interests	(131,056)		(32,367)
Net change	221,573		(273,165)
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains (losses) on investment securities	(137,570)		91,449
Reclassification adjustment for losses (gains) on investment securities included in net income (loss) before attribution of noncontrolling interests	49,545		10,500
Net change	(88,025)		101,949
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit, Net of tax:
Net unrealized gains (losses) on investment securities	215,059		(149,349)
Reclassification adjustment for losses (gains) on investment securities included in net income (loss) before attribution of noncontrolling interests	(81,511)		(21,867)
Net change	133,548	[1]	(171,216)	[1]
Net unrealized gains (losses) on investment securities, attributable to noncontrolling interests	(6,935)		2,081
Net unrealized gains (losses) on investment securities, attributable to Mitsubishi UFJ Financial Group	140,483		(173,297)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	1,294		3,082
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(1,324)		(377)
Net change	(30)		2,705
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(502)		(1,184)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	520		148
Net change	18		(1,036)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	792		1,898
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(804)		(229)
Net change	(12)		1,669
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group	(12)		1,669
Defined benefit plans, Before tax:
Defined benefit plans	16,090		(26,524)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	10,764		22,941
Net change	26,854		(3,583)
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans	(4,964)		9,747
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(4,213)		(7,200)
Net change	(9,177)		2,547
Defined benefit plans, Net of tax:
Defined benefit plans	11,126		(16,777)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	6,551		15,741
Net change	17,677		(1,036)
Defined benefit plans attributable to noncontrolling interests	(39)		(31)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group	17,716		(1,005)
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments	296,051		(61,667)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	968		44,951
Net change	297,019		(16,716)
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments	(11,842)		8,589
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(922)		(17,548)
Net change	(12,764)		(8,959)
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments	284,209		(53,078)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	46		27,403
Net change	284,255		(25,675)
Foreign currency translation adjustments attributable to noncontrolling interests	5,443		(121)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group	278,812		(25,554)
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 436,999		¥ (198,187)

[1]	Includes unrealized gains of ¥356 million and ¥130 million, net of tax, related to debt securities with credit component realized in earnings for the six months ended September 30, 2012 and 2013, respectively.